Offerings	Sep. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B common stock
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	The maximum aggregate offering price for the Class B common stock offered hereby is $50,000,000. The Class B common stock is registered pursuant to Rule 457(o) under the Securities Act. The filing fee rate used in this table is $0.00013810 per dollar of securities registered, applicable as of September 4, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter's Warrants to purchase Class B common stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required for the Underwriter's Warrants pursuant to Rule 457(g) because they are being registered in the same registration statement as the Class B common stock underlying the Underwriter's Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class B common stock underlying Underwriter's Warrants
Maximum Aggregate Offering Price	$ 3,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 497.16
Offering Note	The $3,600,000.00 proposed maximum aggregate offering price for the Class B common stock underlying the Underwriter's Warrants is estimated solely for calculating the registration fee pursuant to Rule 457(g) and equals 120% of $3,000,000.00, which is 6% of the $50,000,000.00 maximum aggregate offering price of the Class B common stock.